Payden Strategic Income Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (14%
)
450,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.200%), 3.20%,
6/15/36 (a)(b) $ 443
400,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 2.650%), 4.65%,
6/15/36 (a)(b) 373
215,600 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 196
500,000 Atrium XII 12A 144A, (3 mo. LIBOR USD +
2.800%), 5.56%, 4/22/27 (a)(b) 467
1,000,000 BDS Ltd. 2021-FL7 144A, (1 mo. LIBOR USD
+ 2.350%), 4.51%, 6/16/36 (a)(b) 948
700,000 Blackrock European CLO VII DAC 7A 144A,
(3 mo. EURIBOR + 1.300%), 1.30%, 10/15/31
EUR (a)(b)(c) 674
450,000 BlueMountain CLO Ltd. 2015-3A 144A, (3 mo.
LIBOR USD + 2.600%), 5.31%, 4/20/31 (a)(b) 396
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 2.700%), 4.82%, 8/19/38 (a)(b) 564
450,000 Cairn CLO XIII DAC 2021-13A 144A, (3
mo. EURIBOR + 3.400%), 3.45%, 10/20/33
EUR (a)(b)(c) 407
500,000 Carlyle CLO Ltd. C17A 144A, (3 mo. LIBOR
USD + 2.800%), 5.58%, 4/30/31 (a)(b) 470
230,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 215
360,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 308
600,000 CIFC European Funding CLO II DAC 2A 144A,
(3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33
EUR (a)(b)(c) 590
400,000 CIFC Funding  Ltd. 2013-3RA 144A, (3 mo.
LIBOR USD + 2.900%), 5.68%, 4/24/31 (a)(b) 379
675,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 507
1,185,800 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 1,098
700,000 Dryden CLO Ltd. 2018-55A 144A, (3 mo.
LIBOR USD + 1.020%), 3.53%, 4/15/31 (a)(b) 687
400,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. LIBOR USD + 5.540%), 8.05%,
4/15/29 (a)(b) 366
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. LIBOR
USD + 2.050%), 4.21%, 5/16/38 (a)(b) 990
675,000 Galaxy XXIII CLO Ltd. 2017-23A 144A, (3 mo.
LIBOR USD + 3.400%), 6.18%, 4/24/29 (a)(b) 628
500,000 Hayfin Emerald CLO VI DAC 6A 144A, (3 mo.
EURIBOR + 3.500%), 3.50%, 4/15/34 EUR (a)
(b)(c) 446
351,022 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 340
347,120 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (a) 334
490,000 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 1.500%), 3.50%, 5/15/36 (a)(b) 484
317,500 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 2.000%), 4.00%, 5/15/36 (a)(b) 315
450,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. LIBOR USD + 3.000%), 5.74%,
4/19/33 (a)(b) 418
Principal
or Shares Security Description
Value
(000)
399,874 Man GLG Euro CLO 6A 144A, (3 mo.
EURIBOR + 0.810%), 0.81%, 10/15/32
EUR (a)(b)(c) $ 396
250,000 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 0.96%, 7/15/34
EUR (a)(b)(c) 243
410,000 Neuberger Berman Loan Advisers CLO Ltd.
2017-25A 144A, (3 mo. LIBOR USD +
2.850%), 5.59%, 10/18/29 (a)(b) 381
1,200,000 Neuberger Berman Loan Advisers CLO Ltd.
2019-33A 144A, (3 mo. LIBOR USD +
1.080%), 3.82%, 10/16/33 (a)(b) 1,173
500,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 1.03%, 4/15/34 EUR (a)(b)(c) 488
300,000 North Westerly V Leveraged Loan Strategies
CLO DAC V-A 144A, (3 mo. EURIBOR +
2.200%), 2.25%, 7/20/34 EUR (a)(b)(c) 271
600,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
LIBOR USD + 2.450%), 5.19%, 4/17/30 (a)(b) 573
400,000 OCP CLO Ltd. 2014-5A 144A, (3 mo. LIBOR
USD + 2.900%), 5.67%, 4/26/31 (a)(b) 342
600,000 Octagon Investment Partners 32 Ltd. 2017-1A
144A, (3 mo. LIBOR USD + 2.050%), 4.56%,
7/15/29 (a)(b) 568
300,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 3.150%), 3.15%,
4/15/34 EUR (a)(b)(c) 270
550,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 2.070%), 2.07%,
4/15/35 EUR (a)(b)(c) 497
399,750 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 351
679,617 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 673
294,589 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 286
550,000 Sculptor CLO XXV Ltd. 25A 144A, (3 mo.
LIBOR USD + 2.450%), 4.96%, 1/15/31 (a)(b) 520
600,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 1.75%, 1/14/32
EUR (a)(b)(c) 579
600,000 St Paul's CLO XII DAC 12A 144A, (3 mo.
EURIBOR + 3.200%), 3.20%, 4/15/33 EUR (a)
(b)(c) 535
450,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. LIBOR USD + 2.250%), 5.03%, 1/23/32 (a)
(b) 426
875,000 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. LIBOR USD + 1.080%), 3.59%,
4/15/31 (a)(b) 855
750,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
LIBOR USD + 2.400%), 4.40%, 3/15/38 (a)(b) 718
300,000 Voya Euro CLO III DAC 3A 144A, (3 mo.
EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)
(b)(c) 293
544,500 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 477
Total Asset Backed (Cost - $26,344)
23,958
Bank Loans(d) (3%
)
659,374 Altice France SA Term Loan B11 1L, (LIBOR
USD 3-Month + 2.750%), 2.99%, 7/31/25  619

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
454,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 1-Month + 9.000%), 11.46%,
11/01/25  $ 481
140,625 Avast Software sro Term Loan B 1L, (3 mo.
EURIBOR + 1.750%), 1.75%, 3/22/28 EUR (c) 141
401,611 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 5.12%, 2/05/25  393
444,938 MIC Glen LLC Term Loan 1L, (LIBOR USD
1-Month + 3.500%), 5.87%, 10/14/28  418
560,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 9.12%, 7/21/29  515
380,000 Sotera Health Holdings LLC Term Loan 1L,
(LIBOR USD 1-Month + 2.750%), 5.12%,
12/13/26  369
199,000 Southwestern Energy Co. Term Loan B 1L,
(TSFR USD 1-Month + 1.500%), 4.70%,
6/22/27  197
476,438 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.500%), 3.79%,
9/22/28  469
766,000 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 5.87%,
2/05/27  722
696,500 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 5.62%, 8/03/28  666
Total Bank Loans (Cost - $5,194)
4,990
Corporate Bond (39%
)
Financial  (15%)
675,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 2.45%, 10/29/26  601
145,000 Air Lease Corp. , 2.30%, 2/01/25  137
350,000 American Campus Communities Operating
Partnership LP , 2.25%, 1/15/29  332
560,000 American Tower Corp. , 3.95%, 3/15/29  541
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 627
770,000 Ares Capital Corp. , 3.50%, 2/10/23  767
230,000 ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a) 230
540,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 535
500,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(e) 416
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 353
270,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.729%), 5.00% (a)(b)(e) 253
300,000 Bank Leumi Le-Israel BM 144A, 5.13%,
7/27/27 (a)(f) 307
350,000 Barclays PLC , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 5.867%),
6.13% (b)(e) 338
325,000 Blackstone Private Credit Fund 144A, 4.70%,
3/24/25 (a) 316
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  557
250,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 234
875,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.337%), 2.36%,
7/29/32 (b) 689
Principal
or Shares Security Description
Value
(000)
375,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(e) $ 383
690,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 476
575,000 Commonwealth Bank of Australia 144A, 2.69%,
3/11/31 (a) 480
500,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (a) 442
900,000 Corebridge Financial Inc. 144A, 3.90%,
4/05/32 (a) 838
750,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 1.730%), 3.09%,
5/14/32 (a)(b) 604
400,000 CubeSmart LP , 2.25%, 12/15/28  347
450,000 Diversified Healthcare Trust , 4.75%, 5/01/24  412
460,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (a) 437
250,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 205
470,000 Five Corners Funding Trust 144A, 4.42%,
11/15/23 (a) 472
400,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 383
500,000 General Motors Financial Co. Inc. A, (3 mo.
LIBOR USD + 3.598%), 5.75% (b)(e) 449
650,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 592
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  492
1,125,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 1,006
430,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  404
345,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(b) 308
550,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.850%), 2.08%, 4/22/26 (b) 521
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 607
555,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.023%), 3.19%, 11/28/23 (a)(b) 554
430,000 Mitsubishi UFJ Financial Group Inc. , 3.41%,
3/07/24  428
1,175,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.290%), 2.94%, 1/21/33 (b) 1,050
850,000 Nationwide Building Society 144A, 1.50%,
10/13/26 (a) 766
345,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  329
525,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  418
505,000 Realty Income Corp. , 4.60%, 2/06/24 (g) 512
550,000 Royal Bank of Canada , 1.60%, 1/21/25  525
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  427
640,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 636
625,000 Spirit Realty LP , 2.10%, 3/15/28  534
260,000 Swedbank AB 144A, 1.30%, 6/02/23 (a) 255
825,000 Toronto-Dominion Bank , 3.77%, 6/06/25  829
370,000 VICI Properties LP/VICI Note Co. Inc. 144A,
5.63%, 5/01/24 (a) 371

Principal
or Shares Security Description
Value
(000)
950,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (a) $ 946
585,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.600%), 1.65%, 6/02/24 (b) 574
26,245
Industrial  (15%)
405,000 AbbVie Inc. , 2.60%, 11/21/24  397
350,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 309
445,786 American Airlines Class A Pass-Through Trust
2019-1, A, 3.50%, 2/15/32  349
200,000 ams-OSRAM AG 144A, 6.00%, 7/31/25
EUR (a)(c) 193
300,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
3.00%, 9/01/29 EUR (a)(c) 253
600,000 AT&T Inc. , (3 mo. LIBOR USD + 1.180%),
2.90%, 6/12/24 (b) 598
110,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 111
500,000 Bell Canada US-5, 2.15%, 2/15/32  427
500,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) 487
500,000 Boeing Co. , 1.43%, 2/04/24  482
1,300,000 Boyne USA Inc. 144A, 4.75%, 5/15/29 (a) 1,219
320,000 BRF SA 144A, 5.75%, 9/21/50 (a) 240
192,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 155
42,000 Carrier Global Corp. , 2.24%, 2/15/25  41
50,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  51
450,000 Centene Corp. , 4.25%, 12/15/27  443
825,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  616
500,000 Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a) 475
600,000 Cogent Communications Group Inc. 144A,
7.00%, 6/15/27 (a) 603
138,000 Dell International LLC/EMC Corp. , 5.45%,
6/15/23  139
275,000 Eco Material Technologies Inc. 144A, 7.88%,
1/31/27 (a) 245
140,000 Equifax Inc. , 2.60%, 12/15/25  133
440,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 407
300,000 Food Service Project SA 144A, 5.50%, 1/21/27
EUR (a)(c) 264
630,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  623
385,000 GATX Corp. , 4.35%, 2/15/24  387
550,000 General Motors Co. , 5.60%, 10/15/32  550
725,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a)
(g) 554
525,000 Global Payments Inc. , 1.20%, 3/01/26  472
400,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (a) 365
450,000 Grifols Escrow Issuer SA 144A, 4.75%,
10/15/28 (a) 399
500,000 HCA Inc. , 5.00%, 3/15/24  507
260,000 HCA Inc. , 3.50%, 9/01/30  238
650,000 Hyundai Capital America 144A, 1.15%,
11/10/22 (a) 646
400,000 IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a) 233
625,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 597
500,000 John Deere Capital Corp. , 3.40%, 6/06/25  504
Principal
or Shares Security Description
Value
(000)
300,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) $ 290
250,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (a) 211
200,000 Land O' Lakes Inc. 144A, 7.00% (a)(e) 192
580,000 Lennar Corp. , 4.75%, 11/29/27  586
525,000 Magallanes Inc. 144A, 5.14%, 3/15/52 (a) 463
450,000 Mauser Packaging Solutions Holding Co. ,
4.75%, 4/15/24 EUR (c)(f) 443
350,000 Medline Borrower LP 144A, 3.88%, 4/01/29 (a) 317
830,000 Mercedes-Benz Finance North America LLC
144A, 3.65%, 2/22/24 (a) 830
675,000 Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (a) 666
500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  453
650,000 Organon & Co./Organon Foreign Debt Co-Issuer
BV 144A, 5.13%, 4/30/31 (a) 609
10,000 PTC Inc. 144A, 4.00%, 2/15/28 (a) 9
310,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (a) 264
500,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (a) 476
800,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 709
500,000 T-Mobile USA Inc. , 2.63%, 4/15/26  472
815,000 Toledo Hospital B, 5.33%, 11/15/28  763
295,000 Tronox Inc. 144A, 4.63%, 3/15/29 (a) 255
700,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 619
500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 504
450,000 Univar Solutions USA Inc. 144A, 5.13%,
12/01/27 (a) 436
775,000 VMware Inc. , 2.20%, 8/15/31  630
470,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 421
25,330
Utility  (9%)
380,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 310
425,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  414
445,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 419
186,000 Devon Energy Corp. , 5.88%, 6/15/28  190
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 827
320,000 Earthstone Energy Holdings LLC 144A, 8.00%,
4/15/27 (a) 307
225,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(f)(g) 207
250,000 Energean PLC 144A, 6.50%, 4/30/27 (a) 222
270,000 Energy Transfer LP/Regency Energy Finance
Corp. , 5.00%, 10/01/22  270
470,944 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 340
255,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 220
750,000 Howard Midstream Energy Partners LLC 144A,
6.75%, 1/15/27 (a) 650
475,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(f) 450
270,000 Kinder Morgan Inc. , 2.00%, 2/15/31  223
320,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 282
755,000 Midwest Connector Capital Co. LLC 144A,
3.90%, 4/01/24 (a) 743
460,000 Minejesa Capital BV 144A, 4.63%, 8/10/30 (a) 423

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
340,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (a) $ 310
330,000 National Fuel Gas Co. , 5.50%, 1/15/26  338
380,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 377
210,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 208
125,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (a) 108
340,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 316
675,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  614
680,000 Penn Virginia Holdings LLC 144A, 9.25%,
8/15/26 (a) 671
385,000 Petroleos Mexicanos , 6.49%, 1/23/27  350
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  312
735,000 Phillips 66 Co. 144A, 2.45%, 12/15/24 (a) 711
270,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 6.13% (b)(e) 208
200,000 Sabine Pass Liquefaction LLC , 5.75%, 5/15/24  204
285,000 Southwestern Energy Co. , 4.75%, 2/01/32  266
975,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 898
600,000 Tamarack Valley Energy Ltd. 144A, 7.25%,
5/10/27 CAD (a)(c) 458
330,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 307
750,000 Transocean Inc. 144A, 8.00%, 2/01/27 (a) 505
305,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 8/15/29 (a) 282
210,000 Vermilion Energy Inc. 144A, 6.88%, 5/01/30 (a) 203
445,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) 431
14,574
Total Corporate Bond (Cost - $72,424)
66,149
Foreign Government (4%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 153
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 596
450,000 Dominican Republic International Bond 144A,
5.50%, 2/22/29 (a) 419
300,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 253
450,000 Egypt Government International Bond 144A,
7.30%, 9/30/33 (a) 282
350,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 288
6,770,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (c) 329
360,000 Mongolia Government International Bond 144A,
8.75%, 3/09/24 (a) 356
500,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 CAD (c) 372
400,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 288
510,000 Peruvian Government International Bond ,
2.78%, 1/23/31  450
550,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 384
29,500,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 1,562
Principal
or Shares Security Description
Value
(000)
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) $ 424
700,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (a)(c) 504
Total Foreign Government (Cost - $8,366)
6,660
Mortgage Backed (8%
)
800,000 BPCRE Ltd. 2021-FL1 144A, (1 mo. LIBOR
USD + 2.600%), 4.60%, 2/15/37 (a)(b) 785
625,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.400%), 4.40%,
9/15/36 (a)(b) 591
297,745 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 3.80%,
6/15/38 (a)(b) 280
9,498,149 Citigroup Commercial Mortgage Trust 2018-C6,
0.77%, 11/10/51 (h) 368
223,576 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 4.41%,
11/25/39 (a)(b) 219
510,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 4.65%, 5/15/36 (a)(b) 486
700,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 3.56%, 4/25/34 (a)(b) 679
496,305 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 14.51%,
9/25/28 (b) 565
770,029 Fannie Mae Connecticut Avenue Securities 2016-
C03, (1 mo. LIBOR USD + 11.750%), 14.01%,
10/25/28 (b) 857
494,639 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 12.51%,
1/25/29 (b) 534
366,233 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 3.16%,
1/25/34 (a)(b) 360
127,113 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 4.11%,
2/25/50 (a)(b) 126
350,000 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.650%), 4.16%,
1/25/51 (a)(b) 304
300,000 Freddie Mac STACR Trust 2019-FTR3 144A, (1
mo. LIBOR USD + 4.800%), 6.42%, 9/25/47 (a)
(b) 252
300,000 Freddie Mac STACR Trust 2019-FTR4 144A,
(1 mo. LIBOR USD + 5.000%), 7.26%,
11/25/47 (a)(b) 257
493,569 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA1, (1 mo. LIBOR USD +
8.800%), 11.06%, 3/25/28 (b) 501
492,375 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-DNA3, (1 mo. LIBOR USD +
9.350%), 11.61%, 4/25/28 (b) 511
330,705 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA2, (1 mo. LIBOR USD +
10.500%), 12.76%, 5/25/28 (b) 351
493,790 Freddie Mac Structured Agency Credit Risk
Debt Notes 2016-DNA3, (1 mo. LIBOR USD +
11.250%), 13.51%, 12/25/28 (b) 539

Principal
or Shares Security Description
Value
(000)
246,734 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 13.51%, 10/25/29 (b) $ 255
500,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 3.400%), 4.91%, 8/25/33 (a)(b) 453
600,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 6.86%, 12/25/42 (b) 605
500,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 3.11%, 1/25/34 (a)(b) 484
77,639 JP Morgan Mortgage Trust 2014-2 144A,
3.00%, 6/25/29 (a)(h) 75
189,152 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 1.90%,
8/17/33 EUR (a)(b)(c) 172
796,431 Last Mile Logistics Pan Euro Finance DAC 1X,
(3 mo. EURIBOR + 2.700%), 2.70%, 8/17/33
EUR (b)(c)(f) 729
41,222 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(h) 39
259,618 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(h) 253
660,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 4.66%, 2/25/47 (a)(b) 655
300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 12.76%, 2/25/47 (a)(b) 330
794,167 Taurus DAC 2021-UK1A 144A, (Sterling
Overnight Index Average + 2.600%), 3.21%,
5/17/31 GBP (a)(b)(c) 890
Total Mortgage Backed (Cost - $14,280)
13,505
Municipal (4%
)
910,000 California Health Facilities Financing Authority ,
2.48%, 6/01/27  869
650,000 California Pollution Control Financing
Authority , AMT 144A, 5.00%, 7/01/37 (a) 653
250,000 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(i) 6
1,000,000 City of El Segundo CA , 1.98%, 7/01/29  861
740,000 City of Tempe AZ , 1.58%, 7/01/28  656
250,000 District of Columbia Water & Sewer Authority
A, 4.81%, 10/01/14  252
505,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34  435
750,000 New York State Dormitory Authority C, 1.54%,
3/15/27  689
1,000,000 New York Transportation Development Corp., A,
AMT, 5.00%, 7/01/41  1,015
500,000 Redondo Beach Community Financing Authority
A, 1.98%, 5/01/29  438
600,000 Regents of the University of California Medical
Center Pooled Revenue Q, 4.13%, 5/15/32  605
Principal
or Shares Security Description
Value
(000)
1,000,000 State of Connecticut A, 2.42%, 7/01/27  $ 954
Total Municipal (Cost - $8,219)
7,433
U.S. Treasury (21%
)
23,160,000 U.S. Treasury Bill , 2.50%, 4/20/23 (j) 22,692
160,000 U.S. Treasury Bond , 2.00%, 2/15/50  127
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51  1,538
250,000 U.S. Treasury Bond , 1.88%, 11/15/51  192
440,000 U.S. Treasury Bond , 2.88%, 5/15/52  426
770,000 U.S. Treasury Note , 2.75%, 7/31/23 (k)(l) 768
2,940,000 U.S. Treasury Note , 0.38%, 10/31/23  2,849
3,260,000 U.S. Treasury Note , 3.00%, 6/30/24  3,265
2,350,000 U.S. Treasury Note , 1.13%, 10/31/26  2,199
550,000 U.S. Treasury Note , 2.88%, 5/15/32  560
Total U.S. Treasury (Cost - $35,380)
34,616
Stocks (1%)
Preferred Stock (1%
)
1 Juniper Receivables 2021-2 DAC Holding Class
R-1 Notes,  0.00% 676
40,000 Morgan Stanley P,  6.50%(e) 1,043
Total Stocks (Cost - $1,840) 1,719
Investment Company (2%
)
1,935,889 Payden Cash Reserves Money Market Fund* 1,936
102,041 Payden Emerging Market Corporate Bond Fund* 868
Total Investment Company (Cost - $2,786)
2,804
Total Investments (Cost - $174,833) (96%)
161,834
Other Assets, net of Liabilities (4%)
6,189
Net Assets (100%) $ 168,023
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
(e) Perpetual security with no stated maturity date.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $718 and the total market value of the collateral held by the Fund is $741. Amounts in 000s.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j) Yield to maturity at time of purchase.
(k) All or a portion of the security is pledged to cover futures contract margin requirements.
(l) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Payden Mutual Funds
Payden Strategic Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 127
USD  98 HSBC Bank USA, N.A. 09/15/2022 $ 1
IDR 13,976,000
USD  926 Citibank, N.A. 10/25/2022 13
SGD 1,302
USD  927 Citibank, N.A. 10/25/2022 16
USD 15,700
EUR  14,188 Citibank, N.A. 09/15/2022 1,151
USD 2,392
CAD  3,062 HSBC Bank USA, N.A. 09/15/2022 1
USD 1,267
GBP  970 HSBC Bank USA, N.A. 09/15/2022 84
1,266
Liabilities:
EUR 693 USD  734 Citibank, N.A. 09/15/2022 (24)
USD 1,586 ZAR  27,360 Citibank, N.A. 10/20/2022 (45)
USD 357 MXN  7,510 HSBC Bank USA, N.A. 10/20/2022 (6)
(75)
Net Unrealized Appreciation (Depreciation)
$ 1,191
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 120 Sep-22 $ 25,255 $ (89) $ (89)
a a
Short Contracts:
U.S. 10-Year Ultra Future 36 Sep-22 (4,725) (67) (67)
U.S. Treasury 10-Year Note Future 9 Sep-22 (1,090) (17) (17)
U.S. Treasury 5-Year Note Future 88 Sep-22 (10,008) (52) (52)
a a
Total Futures
$(225)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 38 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2027 $3,336 $57 $162 $(105)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 3.0311%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 $ 2,630 $(123) $– $(123)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 3.0318% (SOFRRATE) Annually 06/29/2026 11,766 150 – 150
$27 $– $27